LEASES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Weighted average remaining lease term	2 years 2 months 12 days	3 years 3 months 18 days
Short-term office lease liability	$ 65,886	$ 54,327
Long-term lease liability	$ 135,612	$ 88,553
Weighted average discount rate	7.10%	7.10%	7.30%
Interest expense on lease liabilities	$ 11,667	$ 13,400	$ 15,292
Repayment of office lease liabilities	50,112	163,072	99,380
Additions to right-of-use assets	115,100	148,326	0
Right-of-use amortization expense related to office space	60,666	104,198	96,662
Right-of-use assets			452,460
Investments property [member]
IfrsStatementLineItems [Line Items]
Short-term office lease liability	172,963	7,875
Long-term lease liability	$ 2,800,943	2,728,115
Weighted average discount rate	8.50%
Interest expense on lease liabilities	$ 237,916	0	0
Additions to right-of-use assets	2,507,992	227,999	$ 0
Right-of-use assets	$ 12,260,000	$ 227,999